Summary of Significant Accounting Policies - Consolidation and Property and Equipment - Additional Information (Detail)	12 Months Ended
Sep. 30, 2019
Property and Equipment, Net [Line Items]
Property and equipment, Depreciation methods	Straight-line method
Minimum [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Property and Equipment, Net [Line Items]
Estimated useful life of assets	10 years